N-2	Oct. 26, 2023
Cover [Abstract]
Entity Central Index Key	0001160791
Amendment Flag	false
Securities Act File Number	001-34857
Document Type	8-K
Entity Registrant Name	GOLD RESOURCE CORP
Entity Address, Address Line One	7900 E. Union Ave
Entity Address, Address Line Two	Suite 320
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	303
Local Phone Number	320-7708
Entity Emerging Growth Company	false